Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions		12 Months Ended
	Oct. 04, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) Options shares	Dec. 31, 2021 Options £ / shares	Dec. 31, 2020 Options £ / shares	Dec. 31, 2018 Options
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares					£ 0.05	£ 0.05
Number of issued shares at beginning of period | shares		2,609,489,702	2,601,159,949
Number of issued shares at end of period | shares		2,746,412,265	2,609,489,702	2,601,159,949
Balance at beginning of year		$ 22,119	$ 19,669	$ 21,991
Shares issued		2,382	13	22
Balance at end of year		$ 17,264	22,119	$ 19,669
Options outstanding under save as you earn schemes
Number of shares under option | Options				4,000,000	2,000,000	2,000,000
Share offer
Disclosure of classes of share capital
Number of shares issued | shares	130,800,000	130,780,350
Share capital
Disclosure of classes of share capital
Balance at beginning of year		$ 173	172	$ 166
Shares issued		9	1
Balance at end of year		182	173	172
Share capital | Share offer
Disclosure of classes of share capital
Shares issued		9
Share premium
Disclosure of classes of share capital
Balance at beginning of year		2,637	2,625	2,502
Shares issued		2,373	12	22
Balance at end of year		5,010	$ 2,637	$ 2,625
Share premium | Share offer
Disclosure of classes of share capital
Shares issued		$ 2,365
Share-based schemes
Disclosure of classes of share capital
Number of shares issued | shares		6,142,213	8,329,753
Share-based schemes | Share capital
Disclosure of classes of share capital
Shares issued			$ 1
Share-based schemes | Share premium
Disclosure of classes of share capital
Shares issued		$ 8	$ 12
SAYE options
Options outstanding under save as you earn schemes
Number of shares under option | Options				3,800,000	2,022,535	2,320,320	4,900,000
SAYE options | Minimum
Options outstanding under save as you earn schemes
Share price | £ / shares					£ 9.64	£ 9.64
SAYE options | Maximum
Options outstanding under save as you earn schemes
Share price | £ / shares					£ 14.55	£ 14.55